Accounts Receivable, Net	6 Months Ended
Jun. 30, 2023
Accounts Receivable, after Allowance for Credit Loss [Abstract]
Accounts Receivable, Net
Note 4. Accounts Receivable, Net
As of June 30, 2023, accounts receivable, net consisted of accounts receivable of $64.6 million less allowance for doubtful accounts of $2.8 million. As of December 31, 2022, accounts receivable, net consisted of accounts receivable of $35.9 million less allowance for doubtful accounts of $2.5 million.